CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Profit for the year	¥ 3,977	¥ 1,832	¥ 1,319
Other comprehensive income, net of tax:
Fair value changes on financial assets at fair value through other comprehensive income	1,031	(675)
Currency translation differences	261	552	(143)
Share of other comprehensive loss of an associate	(1)
Total Comprehensive income	5,268	1,709	1,176
Attributable to:
Equity holders of the Company	5,273	1,710	1,183
Non-controlling interests	(5)	(1)	(7)
Total Comprehensive income	¥ 5,268	¥ 1,709	¥ 1,176